Stockholders' Equity and Regulatory Capital (Details) - Schedule of Company’s and Banks Regulatory Capital - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Kentucky First Federal Bancorp [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual Amount	$ 50,190	$ 51,078
Actual Ratio	15.00%	15.20%
Minimum Requirement For Capital Adequacy Purposes Amount	$ 30,075	$ 30,232
Minimum Requirement For Capital Adequacy Purposes Ratio	9.00%	9.00%
First Federal Savings and Loan Association of Hazard [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual Amount	$ 18,220	$ 18,430
Actual Ratio	20.40%	22.00%
Minimum Requirement For Capital Adequacy Purposes Amount	$ 8,034	$ 7,525
Minimum Requirement For Capital Adequacy Purposes Ratio	9.00%	9.00%
First Federal Savings Bank of Kentucky [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual Amount	$ 29,880	$ 30,093
Actual Ratio	11.70%	12.00%
Minimum Requirement For Capital Adequacy Purposes Amount	$ 23,050	$ 22,584
Minimum Requirement For Capital Adequacy Purposes Ratio	9.00%	9.00%